Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Schedule of Compensation Awarded to Key Management Personnel
Compensation awarded to key management personnel for the years ended December 31, 2023 and 2022 is as follows:

	December 31,
	2023	2022
	$	$
Salaries and benefits	4,689	3,460
Share-based compensation	4,318	2,933
	9,007	6,393